Keeley Funds, Inc.
401 South LaSalle Street
Suite 1201
Chicago, Illinois 60605
October 19, 2011
BY EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Keeley Funds, Inc.
1933 Act Registration No. 333-124430
1940 Act Registration No. 811-21761
Ladies and Gentlemen:
     On behalf of Keeley Funds, Inc. (the “Corporation”), we are transmitting for electronic filing under the Securities Act of 1933, as amended, and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing an XBRL interactive data file for Keeley Mid Cap Value Fund, a series of the Corporation, relating to the supplement filed on October 3, 2011 pursuant to Rule 497(e), to the Prospectus of the Corporation.
     The purpose of this filing is to submit an XBRL interactive data file for Keeley Mid Cap Value Fund in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3(g) of Form N-1A, and Rule 497(e).
     If you have any questions concerning this filing, please call me at (312) 786-5047.

Very Truly Yours,
/s/ Robert Kurinsky
Robert Kurinsky
Treasurer and Secretary